Unaudited Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES:
Income from investments in leaseback vessels	$ 12,682	$ 11,419
Revenues	440,760	438,742
EXPENSES:
Voyage expenses	(23,383)	(12,172)
Voyage expenses-related parties (Note 4)	(5,819)	(6,073)
Vessels’ operating expenses	(79,171)	(78,896)
General and administrative expenses	(5,781)	(5,555)
General and administrative expenses – related parties (Note 4)	(4,294)	(5,618)
Management fees-related parties (Note 4)	(14,178)	(14,241)
Amortization of dry-docking and special survey costs (Note 9)	(9,530)	(8,280)
Depreciation (Notes 8, 11 and 21)	(63,492)	(63,064)
Foreign exchange gains/(losses)	2,571	(2,700)
Operating income	237,683	242,143
OTHER INCOME / (EXPENSES):
Interest income	11,779	16,546
Interest and finance costs (Note 17)	(45,210)	(55,097)
Income from equity method investments	0	42
Other, net	27	1,249
Gain / (loss) on derivative instruments, net (Note 19)	13,767	(3,212)
Total other expenses, net	(19,637)	(40,472)
Net income from continuing operations	218,046	201,671
Net Income / (Loss) from discontinued operations (Note 3)	(27,547)	3,876
Net income	190,499	205,547
Net income attributable to the non-controlling interest (Notes 14 and 16)	(1,677)	(1,351)
Net income attributable to Costamare Inc.	188,822	204,196
Earnings allocated to Preferred Stock (Note 16)	(10,402)	(13,278)
Deemed dividend to Series E Preferred Stock	0	(5,446)
Net income available to Common Stockholders	$ 178,420	$ 185,472
Earnings per common share, basic and diluted - Total (Note 16) (in dollars per share)	$ 1.49	$ 1.56
Earnings per common share, basic and diluted – Continuing operations (Note 16) (in dollars per share)	1.71	1.53
Earnings / (losses) per common share, basic and diluted – Discontinued operations (Note 16) (in dollars per share)	$ (0.23)	$ 0.03
Weighted average number of shares, basic and diluted (Note 16) (in shares)	120,039,623	118,902,719
Nonrelated Party [Member]
REVENUES:
Total voyage revenue	$ 428,078	$ 427,323